Subsidiary Guarantors - Condensed Consolidating Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating revenues
Oil and gas sales	$ 124,877	$ 194,555	$ 378,401
Other revenues	2,970	2,844	2,196
Total operating revenues	127,847	197,399	380,597
Operating costs and expenses
Lease operating	32,640	41,027	37,760
Production and ad valorem taxes	7,768	12,130	22,556
Exploration	6,673	6,551	3,453
Depletion, depreciation and amortization	153,930	205,498	181,669
Accretion of ARO liability	1,263	1,087	770
General and administrative	29,640	33,388	25,763
Other operating	199	4,188
Total operating expenses	232,113	303,869	271,971
Operating income (loss)	(104,266)	(106,470)	108,626
Other income (expense)
Interest expense	(53,127)	(64,458)	(41,875)
Gain on debt extinguishment	99,530
Net gain (loss) on commodity derivatives	(51,264)	158,753	189,641
Other income (expense)	536	317	(4,554)
Other income (expense), net	(4,325)	94,612	143,212
Income (loss) before income tax	(108,591)	(11,858)	251,838
Income tax provision (benefit)	(23,786)	(2,781)	26,218
Net income (loss)	(84,805)	(9,077)	225,620
Net income (loss) attributable to non-controlling interests	(42,253)	(6,696)	184,484
Net income (loss) attributable to controlling interests	(42,552)	(2,381)	41,136
Dividends and accretion on preferred stock	(2,669)
Net income (loss) attributable to common shareholders	(45,221)	(2,381)	41,136
Eliminations
Other income (expense)
Equity interest in income	66,804	4,728	(63,197)
Net income (loss)	66,804	4,728	(63,197)
Net income (loss) attributable to non-controlling interests	(42,253)	(6,696)	184,484
JEI (Parent)
Other income (expense)
Other income (expense)	784	1,984
Other income (expense), net	784	1,984
Income (loss) before income tax	784	1,984
Equity interest in income	(66,804)	(4,728)	63,197
Income tax provision (benefit)	(23,468)	(363)	22,061
Net income (loss)	(42,552)	(2,381)	41,136
Net income (loss) attributable to controlling interests	(42,552)	(2,381)	41,136
Dividends and accretion on preferred stock	(2,669)
Net income (loss) attributable to common shareholders	(45,221)
Issuers
Operating revenues
Other revenues	2,384	1,960	1,154
Total operating revenues	2,384	1,960	1,154
Operating costs and expenses
General and administrative	12,028	13,565	4,493
Total operating expenses	12,028	13,565	4,493
Operating income (loss)	(9,644)	(11,605)	(3,339)
Other income (expense)
Interest expense	(53,080)	(63,160)	(40,365)
Gain on debt extinguishment	99,530
Net gain (loss) on commodity derivatives	(51,264)	158,753	189,641
Other income (expense)	(321)	(1,663)	(4,851)
Other income (expense), net	(5,135)	93,930	144,425
Income (loss) before income tax	(14,779)	82,325	141,086
Income tax provision (benefit)	(318)	(2,418)	4,157
Net income (loss)	(14,461)	84,743	136,929
Guarantor Subsidiaries
Operating revenues
Oil and gas sales	124,877	194,555	378,401
Other revenues	586	884	1,042
Total operating revenues	125,463	195,439	379,443
Operating costs and expenses
Lease operating	32,640	41,027	37,760
Production and ad valorem taxes	7,768	12,130	22,556
Exploration	6,673	6,551	3,453
Depletion, depreciation and amortization	153,843	205,407	181,578
Accretion of ARO liability	1,263	1,087	770
General and administrative	17,244	19,707	21,181
Other operating	199	4,188
Total operating expenses	219,630	290,097	267,298
Operating income (loss)	(94,167)	(94,658)	112,145
Other income (expense)
Interest expense	(47)	(1,298)	(1,510)
Other income (expense)	73	(4)	297
Other income (expense), net	26	(1,302)	(1,213)
Income (loss) before income tax	(94,141)	(95,960)	110,932
Net income (loss)	(94,141)	(95,960)	110,932
Non-Guarantor Subsidiaries
Operating costs and expenses
Depletion, depreciation and amortization	87	91	91
General and administrative	368	116	89
Total operating expenses	455	207	180
Operating income (loss)	(455)	(207)	(180)
Other income (expense)
Income (loss) before income tax	(455)	(207)	(180)
Net income (loss)	$ (455)	$ (207)	$ (180)